UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2007
               Check here if Amendment [ ]; Amendment Number:____
              This Amendment (Check only one): [ ] is a restatement
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                       Name: CAK Capital Management, Inc.
                         d/b/a/ Knott Capital Management
                        Address: 224 Valley Creek Blvd.
                                    Suite 100
                                 Exton, PA 19341

                         Form 13F File Number: 28-11364

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

                             Name: June G. Scanlon
                             Title: Chief Compliance Officer
                             Phone: (610) 854-6000

                     Signature, Place, and Date of Signing:


/s/ June G. Scanlon               Exton, PA                 July 10, 2007
-----------------------------     ----------------------    -------------------
    June G. Scanlon                 City, State               Date

                                  Report Type:
                            [X] 13F HOLDINGS REPORT.
                                 [ ] 13F NOTICE.
                           [ ] 13F COMBINATION REPORT.
             List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE
Report Summary:

        Number of Other Included Managers:        0

        Form 13F Information Table Entry Total:   66

        Form 13F Information Table Value Total:   $741,287 (thousands)

List of Other Included Managers: NONE










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


                           FORM 13F INFORMATION TABLE

FORM 13-F 6/30/07
REPORTING MANAGER:
CAK CAPITAL MANAGEMENT, INC. D/B/A KNOTT CAPITAL MANAGEMENT


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Air Products & Chemicals       COM              009158106    28393   353273 SH       SOLE                   353273
                                                               303     3775 SH       OTHER                    3775
Automatic Data Processing Inc. COM              053015103    28678   591657 SH       SOLE                   591657
                                                               330     6810 SH       OTHER                    6810
BP PLC ADS                     COM              055622104    16864   233770 SH       SOLE                   233770
                                                               243     3365 SH       OTHER                    3365
Bank of America                COM              060505104    23512   480914 SH       SOLE                   480914
                                                               250     5120 SH       OTHER                    5120
Bristol-Myers Squibb           COM              110122108     1846    58500 SH       OTHER                   58500
CVS Corp                       COM              126650100    32282   885651 SH       SOLE                   885651
                                                               435    11940 SH       OTHER                   11940
Colgate-Palmolive              COM              194162103    27977   431405 SH       SOLE                   431405
                                                               285     4400 SH       OTHER                    4400
ConocoPhillips                 COM              20825C104      361     4600 SH       SOLE                     4600
Diageo                         COM              25243Q205    31805   381766 SH       SOLE                   381766
                                                               634     7605 SH       OTHER                    7605
Emdeon Corp.                   COM                             175    12500 SH       SOLE                    12500
Express Scripts Inc            COM              302182100    18260   365130 SH       SOLE                   365130
                                                               181     3610 SH       OTHER                    3610
GFI Group Inc.                 COM                             435     6000 SH       SOLE                     6000
Genentech Inc.                 COM              368710406    27558   364240 SH       SOLE                   364240
                                                               351     4635 SH       OTHER                    4635
General Dynamics               COM              369550108    15599   199425 SH       SOLE                   199425
                                                               242     3095 SH       OTHER                    3095
Hartford Financial Services    COM              416515104    25696   260843 SH       SOLE                   260843
                                                               245     2485 SH       OTHER                    2485
Humana Inc.                    COM              444859102      244     4000 SH       SOLE                     4000
IBM Corp                       COM              459200101    29064   276147 SH       SOLE                   276147
                                                               480     4565 SH       OTHER                    4565
JPMorgan Chase & Co            COM              46625H100    22735   469244 SH       SOLE                   469244
                                                               383     7910 SH       OTHER                    7910
Kellogg Company                COM              487836108    26788   517249 SH       SOLE                   517249
                                                               317     6125 SH       OTHER                    6125
L-3 Communications             COM              502424104    26848   275676 SH       SOLE                   275676
                                                               370     3800 SH       OTHER                    3800
Medco Health Solutions         COM              58405U102    29324   375991 SH       SOLE                   375991
                                                               337     4315 SH       OTHER                    4315
Microsoft Corporation          COM              594918104    27853   945124 SH       SOLE                   945124
                                                               456    15475 SH       OTHER                   15475
Novartis                       COM              66987V109    25684   458077 SH       SOLE                   458077
                                                               346     6175 SH       OTHER                    6175
Omnicom Group Inc.             COM              681919106    32294   610245 SH       SOLE                   610245
                                                               384     7250 SH       OTHER                    7250
Oneok Partners, L.P.           COM              68268N103      240     3500 SH       OTHER                    3500
Oracle Corporation             COM              68389X105    22874  1160536 SH       SOLE                  1160536
                                                               271    13765 SH       OTHER                   13765
PepsiCo Inc.                   COM              713448108    31344   483330 SH       SOLE                   483330
                                                               363     5605 SH       OTHER                    5605
Praxair Inc.                   COM              74005P104    30781   427575 SH       SOLE                   427575
                                                               263     3655 SH       OTHER                    3655
Principal Financial Group      COM              74251V102    19196   329318 SH       SOLE                   329318
                                                               186     3195 SH       OTHER                    3195
Regeneron Pharmaceuticals Inc. COM                             224    12500 SH       SOLE                    12500
Rite Aid Corporation           COM              767754104      478    75000 SH       SOLE                    75000
Teva Pharmaceutical            COM              881624209    29991   727047 SH       SOLE                   727047
                                                               400     9700 SH       OTHER                    9700
Textron Inc.                   COM              883203101    34830   316324 SH       SOLE                   316324
                                                               939     8525 SH       OTHER                    8525
Union Pacific Corp.            COM              907818108      230     2000 SH       SOLE                     2000
UnitedHealth Group             COM              91324P102    28195   551336 SH       SOLE                   551336
                                                               387     7560 SH       OTHER                    7560
Walgreen Company               COM              931422109     2482    57000 SH       OTHER                   57000
Western Union                  COM              959802109    26363  1265645 SH       SOLE                  1265645
                                                               268    12875 SH       OTHER                   12875
Windstream Corporation         COM              97381W104      148    10000 SH       OTHER                   10000
Wyeth                          COM              983024100     3985    69500 SH       OTHER                   69500

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